Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (1,122)	R (986)
Long-term portion of long-term receivables	3,023	3,879
Long-term prepaid expenses	187	345
Long-term receivables and prepaid expenses	3,210	4,224
Long-term receivables (interest bearing) - joint operations	584	605
Long-term loans	2,016	2,517
LCCP investment incentives	423	757
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	4,230	4,956
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (85)	R (91)